Capital and reserves - Controlled Equity Offering (Narrative) (Details)	Jun. 01, 2016 USD ($)	Dec. 31, 2017 SFr / shares	Dec. 31, 2016 SFr / shares	Jun. 01, 2016 SFr / shares
Disclosure of classes of share capital [line items]
Nominal value (in CHF per share)		SFr 0.40
Common shares
Disclosure of classes of share capital [line items]
Nominal value (in CHF per share)		SFr 0.40	SFr 0.40
Sales Agreement | Common shares
Disclosure of classes of share capital [line items]
Nominal value (in CHF per share)				SFr 0.40
Aggregate offering price (up to) | $	$ 35,000,000